Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Accounting Policies
40.	Changes in Accounting Policies
As explained in Note 2.2, the Group has adopted IFRS 16, modified retrospectively, from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are, therefore, recognized in the consolidated statement of financial position on January 1, 2019.
On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as at January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 3.49%.
For leases previously classified as ‘finance leases’, the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use
asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.

(1)	Use of practical expedients
In applying IFRS 16 for the first time, the Group used the following the practical expedients permitted by the standard:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics

•	reliance on previous assessments on whether leases are onerous

•	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019, as short-term leases

•	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and

•	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease
The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Group relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

(2)	Measurement of lease liabilities

(In millions of Korean won)	2019
Operating lease commitments as at December 31, 2018 1	￦	675,658

Discounted using the lessee’s incremental borrowing rate of at the date of initial application		643,375
Add: finance lease liabilities recognized as at December 31, 2018		163,858

Lease liability recognized as at January 1, 2019	￦	807,233

Of which are:
Current lease liabilities	￦	336,530
Non-current lease liabilities		470,703

	￦ 807,233

1	It excluded short-term leases and leases for which the underlying asset is of low value.

(3)	Measurement of right-of-use assets
Right-of-use
assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position as at December 31, 2018.

(4)	Adjustments to the consolidated statement of financial position at initial adoption
The change in accounting policy affected the following items in the consolidated statement of financial position on January 1, 2019:

•	property and equipment: decrease by ￦ 210,028 million

•	intangible assets: decrease by ￦ 26,207 million

•	right-of-use assets: increase by ￦ 899,783 million

•	investment properties: increase by ￦ 46,666 million

•	lease receivables: increase by ￦ 14,659 million

•	prepayments: decrease by ￦ 8 million

•	prepaid expenses: decrease by ￦ 84,033 million

•	other liabilities: increase by ￦ 590 million

•	lease liabilities: increase by ￦ 643,375 million

•	revenue: increase by ￦ 757 million
The net impact on retained earnings on January 1, 2019, was a decrease of
￦
3,890 million.

(5)	Accounting for lessor
The Group did not have to adjust the accounting for assets held by a lessor in accordance with IFRS 16.